Investment Objectives and Goals - Soundwatch Hedged Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Soundwatch Hedged Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Soundwatch Hedged Equity ETF (the “Fund” or the “Hedged Equity ETF”) seeks to provide long-term capital appreciation.